Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of presentation and use of estimates

Basis of presentation and use of estimates

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group’s financial statements include, but are not limited to, consolidation of VIEs, valuation allowance for deferred tax assets, the variable consideration to be earned under refundable course model, useful lives of property and equipment, impairment of long-term assets and valuation of share-based compensation. Actual results could materially differ from those estimates.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries, and VIEs and VIEs’ subsidiaries. All intercompany transactions and balances were eliminated upon consolidation.

Foreign currency translation and transactions

Foreign currency translation and transactions

The Group’s reporting currency is Renminbi (“RMB”). The functional currency of the subsidiaries incorporated outside the mainland China is United States dollar (“US dollar” or “US$”). The functional currency of all the other subsidiaries and the VIEs and VIEs’ subsidiaries is RMB.

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Revenues and expenses are translated using the average rate of exchange in effect during the reporting period. Translation adjustments are reported and shown as a separate component of other comprehensive loss in the consolidated statements of changes in shareholders’ deficit and the consolidated statements of comprehensive loss.

Transactions in currencies other than the functional currencies during the year are converted into the applicable functional currencies at the applicable rates of exchange prevailing at the dates of the transactions. Transaction gains and losses are recorded in the consolidated statements of operations.

Convenience Translation

Convenience Translation

The Group’s business is primarily conducted in China and all of the revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into US dollars using the then current exchange rates, for the convenience of the readers. Translations of balances in the consolidated balance sheets, and the related consolidated statements of operations, shareholders’ deficit and cash flows from RMB into US dollars as of and for the year ended December 31, 2018 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.8755, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2018. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2018, or at any other rate.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents comprise cash at banks and on hand and term deposits, which have original maturities of three months or less when purchased and are subject to an insignificant risk of changes in value. The carrying value of cash equivalents approximates market value.

Short-term investments

Short-term investments

Short-term investments consist of financial products with unsecured principal purchased from commercial banks and financial institutions which have original maturities of less than one year. The carrying amount of these short-term investments approximates their fair values due to the short-term maturities of these investments and are carried at cost.

The Group reviews its short-term investments for impairment whenever an event or circumstance indicates that impairment has occurred. The Group considers available quantitative and qualitative evidence in evaluating the potential impairment of its short-term investments. An impairment charge is recorded in the consolidated statements of operations if the carrying amount of an investment exceeds the investment’s fair value

Long-term investments

Long-term investments

Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest through investment in common shares or in-substance common shares, are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate. For certain investments in limited partnerships, where the Group holds less than a 20% equity or voting interest, the Group may also have significant influence.

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Long-term investments - continued

Under the equity method of accounting, the Group initially records its investment at cost and subsequently recognizes the Group’s proportionate share of each equity investee’s net income or loss after the date of investment into earnings and adjusts the investment carrying amount accordingly.

The Group reviews its equity method investments for impairment whenever an event or circumstance indicates that any other-than-temporary impairment has occurred. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its equity method investments. An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability. Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Financial instruments

Financial instruments

The Group’s financial instruments consist primarily of cash and cash equivalents, short-term investments, amounts due from related parties, other current liabilities and long-term debt. The carrying amount of long-term debt approximates fair value as its interest rates are at the same level of current market yield for comparable debts. The carrying amounts of other financial instruments approximate their fair values due to short-term maturities

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Buildings	36-37 years
Leasehold and buildings improvements	Shorter of lease term or expected useful life
Electronic and office equipment	3-5 years

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Property and equipment, net - continued

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterment that extends the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of operations.

Intangible assets, net	Intangible assets, net Intangible assets are amortized using the straight-line basis over the estimated useful lives as follows:
Category	Estimated useful life
Computer software	3 years

Impairment of long-lived assets

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets. The Group did not record any impairment losses on its long-lived assets during the years ended December 31, 2016, 2017 and 2018.

Revenue recognition, Deferred Revenue and Cost of revenue

Revenue recognition

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, “Revenue from Contracts with Customers (Topic 606).” This standard replaced existing revenue recognition rules with a comprehensive revenue measurement and recognition standard and expanded disclosure requirements. The ASU also includes guidance regarding the accounting for contract acquisition costs, which includes sales commissions. The Group has early adopted the new standard as of January 1, 2017 using the full retrospective method which requires the Group to present its financial statements for all periods as if Topic 606 had been applied to all prior periods. The Group did not apply practical expedients as provided under Topic 606.

The Group follows five steps for its revenue recognition under Topic 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

The Group’s revenue is reported net of discount, business tax, value added tax and related surcharges. The primary sources of the Group’s revenues are as follows:

Online education services

For online education services, the Group provides an integrated online education service package to students, including online live streaming audio-video interactive course content, recorded previous live audio-video course content, quiz banks, online chat rooms, and educational contents. The services and goods provided in the package are highly interdependent and interrelated in the context of the contract and are only considered accessory services to the online live streaming and recorded courses which are not distinct and are not sold standalone. Therefore, the Group’s integrated online education services package is accounted for as a single performance obligation. The weighted average service period for degree- or diploma-oriented post-secondary courses and professional certification preparation and professional skills courses was 31 months and 20 months, respectively, for the year ended December 31, 2018.

The transaction price of the integrated online education service package is determined by the contract amount net of any discounts. Students are offered a full, unconditional refund within 24 hours upon enrollment, and a partial refund for the undelivered courses, excluding registration fees, within 7 days

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Revenue recognition – continued

Online education services – continued

Online education services consist of two types of revenue models—the non-refundable course model and the refundable course model. Revenues for the non-refundable course model are recognized on a straight line basis over the service period from the registration day to the day on which the service period ends. For the refundable course model, the Group provides a student the ability to apply for a refund if the student achieves certain agreed conditions. The Group estimates the variable consideration to be earned to the extent it is probable that a significant reversal of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is resolved and recognizes revenue over time from the registration day to the day on which the service period ends on a straight line basis. The Group’s estimates of variable consideration and determination of whether to include estimated amounts in the transaction price are based largely on an assessment of the Group’s anticipated performance and all information (historical, current and forecasted) that is reasonably available.

Under the non-refundable course model, for certain online courses, the service period includes a regular period plus an extended period. The Group offers students an extended period after the regular period if conditions are met. Based on historical passing rates, and forecasted passing rates due to continuous improvement of service equality, the Group applies and categorizes the students by portfolio (1) eligible to extended period and (2) not eligible to extended period and estimates the portion of each portfolio. The Group recognizes the revenue on each portfolio over time from the registration day to the day on which the service is expected to end on a straight line basis.

Online education services with insurance coverage since 2018

Under the non-refundable course model, for certain online courses, the Group offers a bundle service including an integrated online education service package with insurance coverage for tuition refund. If the refundable conditions are met, students could claim the insurance equal to full or partial amount of the service fee. The Group identifies that the integrated online education service package and the insurance service are two separate performance obligations as students benefit from each service on its own and they are separately identifiable in the contract. The Group records revenue generated from online education services with insurance coverage on a gross basis as the Group is acting as the principal to fulfill all obligation and control all the services transferred to the students.

The Group estimates the stand-alone selling prices of each performance obligation based on the expected cost of satisfying each performance obligation plus an estimated margin for each performance obligation. Revenues for integrated online education service and the insurance coverage service are recognized based on their relative stand-alone selling price over their respective service periods on a straight line basis from the registration day to the day on which the service period ends as the students simultaneously receives and consumes the benefits provided by these two performance obligations.

The Group’s deferred costs represent the unamortized incremental sales commission relating to obtaining of customers contract, and the contract liability primarily consists of deferred revenue.

Student Financing

The Group offers an installment payment option to students, under which the students obtain loans, from accredited credit sources (“Loan Companies”) for the purpose of satisfying the student’s tuition payment due. The borrowing student is obligated to repay the loan principal in installments over periods ranging from 3 months to 12 months to the Loan Companies, while the Group agrees with the Loan Companies to bear the student’s interest expense and service fees. The Loan Companies remit the tuition to the Group for students to complete the registration. The interest expense and service fees are recorded as a reduction of the transaction price.

Commission revenue

The Group earns commission revenue by providing referral services to third party education institutions. Commission revenue is recognized when the referred students registered at the third party education institutions and the tuition fees are paid, by when the performance obligation is satisfied.

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Deferred Revenue

Revenues related to the Group’s online courses are recognized over time. Deferred revenue consists of tuition fees received from students for which services have not yet been provided to students.

Cost of revenue

Cost of revenues consist of expenditures incurred in the generation of the Group’s revenue, includes but not limited to salaries and benefits paid to teachers, related rental expenses, server management costs, bandwidth costs, payment processing costs, insurance cost, depreciations for property and equipment and amortizations for intangible assets.

Business taxes

Business taxes

Prior to May 2016, Beijing Sunlands and its subsidiaries were subject to business tax and related surcharges at a rate of 3.36% on revenues related to educational services and 5.6% on non-educational services, respectively. The net revenues are presented net of those taxes incurred.

Value added taxes (“VAT”)

Value added taxes (“VAT”)

Beginning in May 2016, in accordance with Tax rule (Cai Shui [2016] No. 68), the non-academic educational programs and services are subject to a simple VAT collection method at a rate of 3%. Entities which are subject to the tax rate of 3% are not allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. The Group’s educational services, which were previously subject to business tax, are therefore subject to VAT at the rate of 3%. For Tianjin Shangde, the educational services are subject to VAT at the rate of 6%. For non-educational services, the VAT rate is 6%, in accordance with Tax rule (Cai Shui [2016] No. 36).

Product development expenses

Product development expenses

Product development expenses primarily consist of (i) salaries and benefits for innovation and development of course content, product and technology development personnel, and (ii) office rental, general expenses and depreciation and amortization expenses associated with the product development activities. The Group’s product development activities primarily consist of the development and enhancement of the Group’s educational content, applications and platforms. The Group has expensed all product development expenses when incurred.

Sales commission

Sales commission

The incremental sales commission relating to obtaining of the customer contract and expected to be recovered is accounted for as an incremental cost of obtaining a contract pursuant to ASC340-40 and is capitalized as deferred costs when incurred. The capitalized cost is amortized in the same manner as the revenue recognized and is included in “sales and marketing expenses” in the consolidated statements of operations.

Other sales commission incurred regardless of whether the contract was obtained is recognized as an expense when incurred.

Advertising expenditure

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Advertising expenditure

Advertising expenditure, mainly includes search engine marketing and mobile marketing expenses, is expensed when incurred and is included in sales and marketing expenses in the consolidated statements of operations. Advertising expenses were RMB188,516, RMB499,294 and RMB983,012 for the years ended December 31, 2016, 2017 and 2018, respectively.

Sales and marketing expenses

Sales and marketing expenses

Sales and marketing expenses primarily consist of (i) salaries and benefits for sales and marketing personnel, (ii) search engine marketing and mobile marketing expenses and other advertising expenses, (iii) office rental, general expenses and depreciation and amortization expenses associated with the sales and marketing activities.

Operating leases

Operating leases

Leases where substantially all the rewards and risk of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease term.

Government Subsidies

Government subsidies

For the government subsidies not subject to further performance obligations or future returns, the Group records the amounts as other income when received from local government authority. Whereas for the government subsidies with future performance obligations, the Group recognizes those as liabilities when received until the performances obligations have been met at which time, those are recognized as other income. Government subsidies received and recorded as other income amounted to RMB1,601, RMB3,223 and RMB28,688 for the years ended December 31, 2016, 2017 and 2018, respectively.

Income taxes

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The impact of an uncertain income tax position is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Comprehensive loss

Comprehensive loss

Comprehensive loss includes net loss and foreign currency translation adjustments and is reported in the consolidated statements of comprehensive loss. The Group presents the components of net loss, the components of other comprehensive loss and total comprehensive loss in two separate but consecutive statements.

Net loss per share
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Net loss per share

Prior to IPO, basic net loss per share is computed by dividing net loss attributable to ordinary shareholders of the Company by the weighted average number of ordinary shares outstanding during the year using the two-class method.

The holders of the convertible redeemable preferred shares are entitled to share dividends on a pro rata basis, as if their shares had been converted into ordinary shares. Accordingly, the Company has used the two-class method in computing net loss per share. Under the two-class method, net loss is allocated on a pro rata basis to each class of ordinary shares and other participating securities based on their participating rights.

After IPO, basic net loss per share is computed by dividing net loss attributable to ordinary shareholders of the Company by the weighted average number of common shares outstanding during the year. Diluted net loss per share reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised into common shares. To calculate the number of shares for diluted loss per share, the effect of the share options is computed using the treasury stock method.

As the Company was loss making for the years ended December 31, 2016, 2017 and 2018, the effect of potential issuances of shares for the convertible redeemable preferred shares and share options would be anti-dilutive, and therefore basic and diluted losses per share are the same in those periods.

Share-based compensation

Share-based compensation

Share-based compensation with employees is measured based on the grant date fair value of the equity instrument. Share-based compensation expenses, net of forfeitures, are recognized over the requisite service period based on a straight-line basis with a corresponding impact reflected in additional paid-in capital.

Share-based compensation awards which require the issuance of a variable number of shares to settle a fixed monetary amount are recorded as liabilities.

Significant Risks and Uncertainties

Significant risks and uncertainties

Foreign currency risk

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents of the Group included aggregate amounts of RMB104,244 and RMB157,103, which were denominated in RMB at December 31, 2017 and 2018, representing 18.6% and 12.6% of the cash and cash equivalents at December 31, 2017 and 2018, respectively.

Concentration of credit risk

Financial instrument that potentially expose the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, short-term investments, amounts due from related parties and prepaid expenses and other current assets. The Group places its cash and cash equivalents and short-term investments in financial institutions with high credit ratings.

There are no revenues from customers which individually represent greater than 10% of the total net revenues for any year of the three years period ended December 31, 2018.

Newly adopted accounting pronouncements

Newly adopted accounting pronouncements

In January 2016, the FASB issued a new pronouncement ASU 2016-01 Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities. The ASU requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. The ASU also requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments.

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Newly adopted accounting pronouncements - continued

ASU 2016-01 was further amended in February 2018 by ASU 2018-03, "Technical Corrections and Improvements to Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities". This update was issued to clarify certain narrow aspects of guidance concerning the recognition of financial assets and liabilities established in ASU 2016-01. This includes an amendment to clarify that an entity measuring an equity security using the measurement alternative may change its measurement approach to a fair valuation method in accordance with Topic 820, Fair Value Measurement, through an irrevocable election that would apply to that security and all identical or similar investments of the same issued.

ASU 2016-01 and ASU 2018-03 are effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Adoption of the amendment must be applied by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption, except for amendments related to equity instruments that do not have readily determinable fair values which should be applied prospectively. The Group has adopted the new standard as of January 1, 2018, which did not result in a material impact on its consolidated financial statements.

Recent accounting pronouncements not yet adopted

Recent accounting pronouncements not yet adopted

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The guidance supersedes existing guidance on accounting for leases with the main difference being that operating leases are to be recorded in the statement of financial position as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. For operating leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. For public business entities, the guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application of the guidance is permitted. In July 2018, the FASB issued ASU 2018-10, Codification Improvements to Topic 842, Leases. The amendments in this ASU are of a similar nature to the items typically addressed in the Codification improvements project. However, the Board decided to issue a separate ASU for the improvements related to Accounting Standards Update No. 2016-02, Leases (Topic 842), to increase stakeholders’ awareness of the amendments and to expedite the improvements. The amendments in this ASU affect narrow aspects of the guidance issued in ASU 2016-02. For entities that have early adopted Topic 842, the amendments in this Update should be effective upon issuance of the final Update and the transition requirements should be the same as those in Topic 842. For entities that have not adopted Topic 842, the effective date and transition requirements of the amendments should be the same as the effective date and transition requirements in Topic 842.

In July 2018, the FASB issued ASU 2018-11, Leases (Topic 842): Targeted Improvements. The amendments in this ASU related to separating components of a contract affect the amendments in ASU 2016-02, which are not yet effective but can be early adopted. For entities that have not adopted Topic 842 before the issuance of this ASU, the effective date and transition requirements for the amendments in this ASU related to separating components of a contract are the same as the effective date and transition requirements in ASU 2016-02. All entities, including early adopters that elect the practical expedient related to separating components of a contract in this ASU must apply the expedient, by class of underlying asset, to all existing lease transactions that qualify for the expedient at the date elected. Specifically, under the amendments in ASU 2018-11, (1) entities may elect not to recast the comparative periods presented when transitioning to ASC 842 and (2) lessors may elect not to separate lease and nonlease components when certain conditions are met. Before ASU 2018-11 was issued, transition to the new lease standard required application of the new guidance at the beginning of the earliest comparative period presented in the financial statements. The Group has substantially completed its evaluation of the effect of the adoption of this ASU and expects the adoption will result in an increase in the assets and liabilities on the consolidated balance sheet for the operating leases and will have insignificant impact on its consolidated statements of operations and cash flows. Adoption of the standard will result in recognition of additional right-of-use assets and lease liabilities by an amount approximated to the further minimum lease commitments disclosed in Note 20 on a discounted basis as of January 1, 2019, respectively.

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Recent accounting pronouncements not yet adopted - continued

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820)—Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. The amendments in this ASU improve the effectiveness of fair value measurement disclosures and modify the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement, based on the concepts in FASB Concepts Statement, Conceptual Framework for Financial Reporting—Chapter 8: Notes to Financial Statements, including the consideration of costs and benefits. The amendments in this ASU are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. Early adoption is permitted. The Group is in the process of evaluating the impact that this guidance will have on its consolidated financial statements.

In October 2018, the FASB issued ASU No. 2018-17, Consolidation (Topic 810): Targeted Improvements to Related Party Guidance for Variable Interest Entities (“VIE”). The guidance was issued in response to stakeholders’ observations that Topic 810, Consolidation, could be improved in the areas of applying the VIE guidance to private companies under common control and in considering indirect interests held through related parties under common control for determining whether fees paid to decision makers and service providers are variable interests. The new standard will become effective for the Company beginning January 1, 2020, with early adoption permitted, and must be applied retrospectively with a cumulative-effect adjustment to retained earnings at the beginning of the earliest period presented. The Group is in the process of evaluating the impact that this guidance will have on its consolidated financial statements.